Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total revenue	$ 426	$ 239	$ 796	$ 441	$ 606	$ 594
Costs of revenue	89	190	235	324	449	475
Gross profit	337	49	561	117	157	119
Operating expenses:
Research and development	1,523	1,603	4,651	4,402	5,886	4,808
General and administrative	1,069	933	2,918	2,791	3,603	3,132
Sales and marketing	291	338	1,023	953	1,288	683
Grant and contract expenses	247		423
Total operating expenses	3,130	2,874	9,015	8,146	10,777	8,623
Loss from operations	(2,793)	(2,825)	(8,454)	(8,029)	(10,620)	(8,504)
Other income (expenses):
Interest expense	(4)	(1)	(12)	(2)		(2)
Interest income	5	3	8	99	101	330
Loss on disposal of assets			(1)
Offering costs						(1,246)
Forgiveness of PPP loan				391	905
Change in fair value of derivative liabilities	60	481	208	225	696	2,111
Other income, net	8	(1)	170	141	143	282
Total other income (expense), net	69	482	373	854	1,845	1,475
Net loss before income taxes	(2,724)	(2,343)	(8,081)	(7,175)	(8,775)	(7,029)
Provision for income taxes
Net loss	(2,724)	(2,343)	(8,081)	(7,175)	(8,775)	(7,029)
Deemed dividend related to beneficial conversion feature and accretion of discount on convertible preferred stock						(9,565)
Net loss attributable to common stockholders	$ (2,724)	$ (2,343)	$ (8,081)	$ (7,175)	$ (8,775)	$ (16,594)
Net loss per share - basic and diluted
Basic – net loss	$ (11)	$ (9)	$ (33)	$ (29)	$ (36)	$ (43)
Basic – deemed dividend and accretion of a discount on conversion of preferred stock						(58,000)
Basic - net loss	(11)	(9)	(33)	(29)	(36)	(101)
Diluted – net loss	(11)	(11)	(33)	(29)	(38,000)	(53,000)
Diluted - deemed dividend and accretion of a discount on conversion of preferred stock						(55,000)
Diluted - net loss	$ (11)	$ (11)	$ (33)	$ (29)	$ (38)	$ (108)
Weighted average common shares outstanding:
Basic	247,248	247,032	247,179	246,865	246,919	164,066
Diluted	250,870	250,693	250,840	250,971	250,701	174,462
Product [Member]
Total revenue	$ 173	$ 239	$ 354	$ 441
Grant And Contract [Member]
Total revenue	$ 253		$ 442